REVENUE - Schedule of Revenue from Contracts with Customers Disaggregated by Geography (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Disaggregation of Revenue [Line Items]
Revenue	$ 0	$ 93,549	$ 152,127	$ 2,085,532
United States [Member]
Disaggregation of Revenue [Line Items]
Revenue	0	15,000	24,300	1,760,350
Asia [Member]
Disaggregation of Revenue [Line Items]
Revenue	0	1,546	9,112	117,835
Europe [Member]
Disaggregation of Revenue [Line Items]
Revenue	$ 0	$ 77,003	$ 118,715	$ 207,347